TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Disclosure of trade, other payables and deferred income by nature

	US Dollars
Figures in millions	2024	2023	2022

Financial liabilities
Trade payables (1) (2)	566	432	356
Accruals	141	128	151
Derivative financial liabilities	—	15	6
Other financial liabilities (3)	20	—	—

Non financial liabilities
Employee related payables	137	114	116
Other payables (1) (4)	93	83	38

Total trade and other payables	957	772	667
(1)Social security and other taxes of $44m, which were previously reported as part of trade payables, are now being reported as other payables as these are considered non financial liabilities. Comparative figures (2023: $32m; 2022: $35m) have been reclassified.
(2)      Current trade and other payables are non-interest bearing and normally settled within 60 days.
(3)Rehabilitation and social obligations resulting from the sale of the Yatela mine in October 2024.
(4)Includes landholder duties of $45m (2023: $49m) in respect of the corporate restructuring, which are expected to be settled in 2025.